John Hancock Trust Supplement dated November 17, 2008 to the current Prospectus dated April 28, 2008

U.S. Large Cap Trust Income & Value Trust

The following information replaces the information found under the “Subadvisory Arrangements and Management Biographies” section under “Capital Guardian Trust Company (“CGTC”)”:

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

     CGTC uses a multiple portfolio manager system in managing a portfolio’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

     CGTC is one of Capital’s global institutional investment management companies and was chartered in 1968 under the California State banking laws as a non-depository trust company. Capital Guardian is dedicated to managing assets for institutional clients in North America and is relied upon by corporations, government entities, foundations, and endowments for global financial stewardship. CGTC is registered with the U.S. SEC as an investment adviser.

Fund	Portfolio Manager
U.S. Large Cap Trust	Multi-Manager System 1
Income & Value Trust	Multi-Manager System 3

Multi-Manager System 1:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years
Terry Berkemeier	16 years	Portfolio Manager selecting
Director, CGTC		equity securities
Theodore R. Samuels	26 years	Portfolio Manager selecting
Director and Senior Vice		equity securities
President, CGTC
Eric H. Stern	16 years	Portfolio Manager selecting
Director and Senior Vice		equity securities
President, CGTC
Alan J. Wilson	17 years	Portfolio Manager selecting
Director and Senior Vice		equity securities
President, CGTC
Jim S. Kang	19 years	Portfolio Manager selecting
Vice President. CGTC		equity securities

Multi-Manager System 3:	Length of Service
Portfolio Manager	with CGTC or an
Title, Company Affiliation	Affiliate	Business Experience During the Past 5 Years
Terry Berkemeier	16 years	Portfolio Manager selecting equity
Director, CGTC		securities
Christine Cronin	11 years	Portfolio Manager selecting fixed
Vice President, CGTC		income securities
Michael D. Locke	12 years	Portfolio Manager selecting fixed
Senior Vice President, CGTC		income securities
Wesley K. S. Phoa	9 years	Portfolio Manager selecting fixed
Senior Vice President, CGTC		income securities
Theodore R. Samuels	26 years	Portfolio Manager selecting equity
Director and Senior Vice		securities
President, CGTC
Eric H. Stern	16 years	Portfolio Manager selecting equity
Director and Senior Vice		securities
President, CGTC
Alan J. Wilson	16 years	Portfolio Manager selecting equity
Director and Senior Vice		securities
President, CGTC
Jim S. Kang	19 years	Portfolio Manager selecting equity
Vice President, CGTC		securities